SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Inventory (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Work in process	$ 11,375	$ 8,354
Finished goods	47,773	44,750
Total inventories	$ 59,148	$ 53,104